INVENTORIES	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES

As at December 31,	2019	2018
Product inventories	$23.8	$55.8
Work in process	9.0	12.6
Ore stockpiles	142.8	209.0
Materials and supplies	89.7	95.6
	$265.3	$373.0
Less: non-current ore stockpiles included in other non-current assets (Note 21)	(131.9)	(192.0)
	$133.4	$181.0

For the year ended December 31, 2019, a total charge of $0.7 million was recorded to adjust inventory to net realizable value (2018: charge of $13.8 million), which is included in cost of sales excluding depletion, depreciation and amortization.